Net Earnings Per Share From Continuing Operations (Narrative) (Details) - shares shares in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Options excluded from diluted earnings per share calculation (anti-dilutive)	4	0	1	2	2